Marketable Securities (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Marketable Securities [Abstract]
Other comprehensive income from available-for-sale securities	$ 261
Unrealized gain from available-for-sale securities	(37)	$ 144	$ 30
Realized gain reclassified into profit or loss		(94)	$ 16
Other comprehensive income from available-for-sale securities	$ 224	$ 261